Accrued Liabilities	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 4. Accrued Liabilities

Accrued liabilities consist of the following:

	March 31, 2023	December 31, 2022

Accrued consulting fees	$49,560	$165,192
Accrued compensation	170,283	605,290
Other	39,063	93,082
Total accrued liabilities	$258,906	$863,564

Note 4. Accrued Liabilities

Accrued liabilities consist of the following:

December 31, 2022
Accrued consulting fees	$165,192
Accrued compensation	605,290
Other	93,082
Total accrued liabilities	$863,564